Parent Company Only Condensed Financial Information (Unaudited) (Details) - Schedule of parent company statements of operations and comprehensive loss (Parentheticals) - Parent Company [Member] - Reportable Legal Entities [Member]
		12 Months Ended
		Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 ¥ / shares shares	Mar. 31, 2022 ¥ / shares shares	Mar. 31, 2021 ¥ / shares shares
Schedule of Parent Company Statements of Operations and Comprehensive Loss [Abstract]
Diluted loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ (0.23)	¥ (1.56)	¥ (1.71)	¥ (3.10)
Weighted average number of ordinary shares outstanding Diluted	[1]	93,058,197	93,058,197	61,827,883	61,827,883

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and combination in March 2023.